CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectus and Statement of Additional Information from the forms of Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 63 (“PEA No. 63”) on September 6, 2012, pursuant to Rule 485(b) of the 1933 Act for the following portfolio:

Janus Aspen INTECH U.S. Low Volatility Portfolio
— Service Shares

3.	The text of PEA No. 63 has been filed electronically.

DATED: September 10, 2012

JANUS ASPEN SERIES
on behalf of Janus Aspen INTECH U.S.
Low Volatility Portfolio

By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President